REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE
Summary of revenue by product

	Six Months Ended June 30,
	2022	2021
Creative	$295,067	$292,765
Editorial	161,698	142,509
Other	7,540	7,340
Total Revenue	$464,305	$442,614

The following table summarizes the Company’s revenue by product (in thousands):

	Year Ended December 31,
	2021	2020
Creative Stills	$596,917	$532,732
Editorial Stills	306,631	266,699
Other	15,140	15,970
Total Revenue	$918,688	$815,401